Financial instruments (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 15, 2018
Financial instruments [Line Items]
Tax ID No.	Total	Foreign
Company		SQM S.A.
Financial institution		Scotiabank Cayman
Effective rate			3.25%
Notional amounts	$ 148,728	$ 16,796
Current amounts	199
Borrowing costs	0	(1,651)
Total	199
Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	12
Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 187
Bank borrowings [Member]
Financial instruments [Line Items]
Current amounts		300
Borrowing costs		0
Total		300
Bank borrowings [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts		52
Bank borrowings [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts		248
Bank borrowing One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9
Company	SQM S.A.
Country	Chile
Tax ID No.	Foreign
Financial institution	Scotiabank Cayman
Country	USA
Currency or adjustment index	US$
Repayment	Upon maturity
Borrowings Expiration Date	May 29, 2023
Effective rate	2.11%
Nominal rate	3.01%
Current amounts		248
Borrowing costs		0
Total		248
Bank borrowing One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts		0
Bank borrowing One [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts		$ 248
Bank borrowing Two [Member]
Financial instruments [Line Items]
Company		Nitratos Naturais do Chile Lim
Financial institution		Banco ITAU Brasil
Current amounts		$ 11
Borrowing costs		0
Total		11
Bank borrowing Two [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts		11
Bank borrowing Two [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts		$ 0
Bank borrowing Three [Member]
Financial instruments [Line Items]
Tax ID No.	SQM S.A.	93.007.000-9
Company		SQM Brasil Limitada
Country		Chile
Tax ID No.		Foreign
Financial institution	Scotiabank Cayman	Banco ITAU Brasil
Country		USA
Currency or adjustment index		US$
Repayment		Upon maturity
Borrowings Expiration Date		May 29, 2023
Effective rate		3.60%
Nominal rate		3.98%
Notional amounts	$ 0
Current amounts	187	$ 41
Borrowing costs	0	0
Total	187	41
Bank borrowing Three [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	41
Current amounts	0
Bank borrowing Three [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	$ 0
Current amounts	$ 187
Foreign Bank Borrowings One [Member]
Financial instruments [Line Items]
Tax ID No.	Nitratos Naturais do Chile	Foreign
Company	Nitratos Naturais do Chile Lim.	Nitratos Naturais do Chile Lim
Country	Brazil	Brazil
Tax ID No.	Foreign	Foreign
Financial institution	Banco Itau Brasil	Banco ITAU Brasil
Country	Brazil	Brazil
Currency or adjustment index	BRL	BRL
Repayment	Upon maturity	Upon maturity
Borrowings Expiration Date	Dec. 31, 2019	Jan. 31, 2019
Effective rate	13.57%	5.17%
Nominal rate	4.25%	5.17%
Notional amounts	$ 0
Current amounts	12
Borrowing costs	0
Total	12
Foreign Bank Borrowings One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 12
Foreign Bank Borrowings Two [Member]
Financial instruments [Line Items]
Tax ID No.		Foreign
Company		SQM Brasil Limitada
Country		Brazil
Tax ID No.		Foreign
Financial institution		Banco ITAU Brasil
Country		Brazil
Currency or adjustment index		BRL
Repayment		Upon maturity
Borrowings Expiration Date		Jan. 31, 2019
Effective rate		5.50%
Nominal rate		5.50%